Derivative Instruments - Schedule of Notional Amounts of Outstanding Derivative Positions (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
CQP Interest Rate Derivatives [Member]
Derivative [Line Items]
Notional Amount	$ 225
Effective Date	Mar. 22, 2016
Maturity Date	Feb. 29, 2020
Weighted Average Fixed Interest Rate Paid	1.19%
Variable Interest Rate Received	One-month LIBOR
CQP Interest Rate Derivatives [Member] | Maximum [Member]
Derivative [Line Items]
Notional Amount	$ 1,300
CCH Interest Rate Derivatives [Member]
Derivative [Line Items]
Notional Amount	$ 29
Effective Date	May 20, 2015
Maturity Date	May 31, 2022
Weighted Average Fixed Interest Rate Paid	2.29%
Variable Interest Rate Received	One-month LIBOR
CCH Interest Rate Derivatives [Member] | Maximum [Member]
Derivative [Line Items]
Notional Amount	$ 4,900